Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Other Payable [Abstract]
Accrued expenses		$ 626	$ 459		$ 513	$ 263
Employee benefits		1,081	1,122		532	503
Contingent liability			217			217
Provision		200	217		217
Subsidiary government grant		252	218		311	0
Others		15	223		0	13
Other Payables	$ 2,154	$ 2,174	$ 2,239	$ 1,837	$ 1,573	$ 996